Debt - Summary of Change in the Balance of Debt Instrument (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Carrying value at the beginning of the year	$ 5,806	$ 6,708
Carrying value at the end of the year	5,298	5,806
Promissory Notes [Member]
Debt Instrument [Line Items]
Carrying value at the beginning of the year	0
Promissory notes assumed in connection with acquisition of CLMBR, Inc.	1,887
Loss upon extinguishment of debt	322
Interest Expense	54
Carrying value at the end of the year	745	0
Promissory Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Series A Preferred Stock	1,518
Promissory Notes [Member] | August 2023 [Member]
Debt Instrument [Line Items]
Carrying value at the beginning of the year	0
Promissory notes assumed in connection with acquisition of CLMBR, Inc.	725
Loss upon extinguishment of debt	195
Interest Expense	0
Carrying value at the end of the year	0	0
Promissory Notes [Member] | August 2023 [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Series A Preferred Stock	920
Promissory Notes [Member] | October 2023 [Member]
Debt Instrument [Line Items]
Carrying value at the beginning of the year	0
Promissory notes assumed in connection with acquisition of CLMBR, Inc.	471
Loss upon extinguishment of debt	127
Interest Expense	0
Carrying value at the end of the year	0	0
Promissory Notes [Member] | October 2023 [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Series A Preferred Stock	598
Promissory Notes [Member] | November 2023 [Member]
Debt Instrument [Line Items]
Carrying value at the beginning of the year	0
Promissory notes assumed in connection with acquisition of CLMBR, Inc.	691
Loss upon extinguishment of debt	0
Interest Expense	54
Carrying value at the end of the year	745	0
Promissory Notes [Member] | November 2023 [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Series A Preferred Stock	0
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Carrying value at the beginning of the year	3,096
Issuance of Promissory Notes	1,680
Loss upon extinguishment of debt	1,556
Change in estimated fair value of convertible notes	316
Interest Expense	110
Repayment of promissory notes	318
Carrying value at the end of the year	0	3,096
Senior Secured Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Series A Preferred Stock	6,440
Senior Secured Notes [Member] | November Bridge Notes [Member]
Debt Instrument [Line Items]
Carrying value at the beginning of the year	1,717
Issuance of Promissory Notes	0
Loss upon extinguishment of debt	275
Change in estimated fair value of convertible notes	316
Interest Expense	0
Repayment of promissory notes	0
Carrying value at the end of the year	0	1,717
Senior Secured Notes [Member] | November Bridge Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Series A Preferred Stock	2,308
Senior Secured Notes [Member] | June 6, 2023 Notes [Member]
Debt Instrument [Line Items]
Carrying value at the beginning of the year	1,379
Issuance of Promissory Notes	0
Loss upon extinguishment of debt	377
Change in estimated fair value of convertible notes	0
Interest Expense	21
Repayment of promissory notes	0
Carrying value at the end of the year	0	1,379
Senior Secured Notes [Member] | June 6, 2023 Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Series A Preferred Stock	1,777
Senior Secured Notes [Member] | Q2 2024 Convertible Notes [Member]
Debt Instrument [Line Items]
Carrying value at the beginning of the year	0
Issuance of Promissory Notes	1,680
Loss upon extinguishment of debt	904
Change in estimated fair value of convertible notes	0
Interest Expense	89
Repayment of promissory notes	318
Carrying value at the end of the year	0	$ 0
Senior Secured Notes [Member] | Q2 2024 Convertible Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Series A Preferred Stock	$ 2,355